DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments
The aggregate fair value of the partnership derivatives financial instrument position is as follows:

	June 30, 2020		December 31, 2019
(US$ MILLIONS)	Financial Asset	Financial Liability	Financial Asset	Financial Liability
Foreign exchange contracts	$175	$70	$59	$96
Cross Currency Swaps	—	16	1	7
Interest Rate Derivatives	76	627	52	274
Equity Derivatives	1	29	2	—
Commodities Contracts	16	50	124	130
Total	$268	$792	$238	$507

Total Current	$134	$274	$176	$213
Total Non-current	$134	$518	$62	$294